Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Stock

Note 4. Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $3,235,300 and $3,382,300 at December 31, 2012 and 2011, respectively, and is included in other assets.